                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-3070

                      Hilliard-Lyons Government Fund, Inc.
               (Exact name of registrant as specified in charter)

                              Hilliard Lyons Center
                           Louisville, Kentucky 40202
               (Address of principal executive offices) (Zip code)

                            William G. Strench, Esq.
                              Frost Brown Todd LLC
                             400 West Market Street
                           Louisville, Kentucky 40202
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 502-588-8400

                       Date of fiscal year end: August 31

                   Date of reporting period: November 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Schedule of Investments.
The Schedule of Investments.

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                      HILLIARD-LYONS GOVERNMENT FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                November 30, 2004

                                                                  Cash
 Principal                                                     Equivalent   Maturity
   Amount                                                         Yield       Date          Value
-----------                                                    ----------   --------   --------------
              U.S. GOVERNMENT SPONSORED ENTITIES* --100.1%**

$30,000,000   Federal Home Loan Bank Discount Note                1.635%    12/01/04     $30,000,000
 12,727,000   Federal Home Loan Bank Discount Note                1.635     12/01/04      12,727,000
 27,000,000   Federal Home Loan Bank Discount Note                1.964     12/02/04      26,998,553
 17,245,000   Federal Home Loan Bank Discount Note                1.700     12/03/04      17,243,410
 31,000,000   Federal Home Loan Bank Discount Note                1.756     12/06/04      30,992,594
 24,000,000   Federal Home Loan Bank Discount Note                1.904     12/07/04      23,992,520
 35,000,000   Federal Home Loan Bank Discount Note                1.763     12/08/04      34,988,294
 40,000,000   Federal Home Loan Bank Discount Note                1.987     12/09/04      39,982,667
 19,897,000   Federal Home Loan Bank Discount Note                1.742     12/10/04      19,888,544
 15,000,000   Federal Home Loan Bank Discount Note                1.747     12/10/04      14,993,606
 25,000,000   Federal Home Loan Bank Discount Note                1.985     12/13/04      24,983,750
 25,000,000   Federal Home Loan Bank Discount Note                1.953     12/15/04      24,983,229
 12,325,000   Federal Home Loan Bank Discount Note                1.768     12/16/04      12,314,935
 21,992,000   Federal Home Loan Bank Discount Note                1.995     12/17/04      21,974,602
 15,000,000   Federal Home Loan Bank Discount Note                1.995     12/20/04      14,984,325
 15,000,000   Federal Home Loan Bank Discount Note                1.817     12/21/04      14,983,417
 30,000,000   Federal Home Loan Bank Discount Note                2.023     12/22/04      29,967,363
 24,000,000   Federal Home Loan Bank Discount Note                1.928     12/27/04      23,967,240
 20,350,000   Federal Home Loan Bank Discount Note                2.076     12/29/04      20,320,560
 30,000,000   Federal Home Loan Bank Discount Note                1.897     12/30/04      29,955,050
 48,000,000   Federal Home Loan Bank Discount Note                1.889     12/31/04      47,926,000
 42,000,000   Federal Home Loan Bank Discount Note                1.920     01/03/05      41,927,620
 33,000,000   Federal Home Loan Bank Discount Note                1.929     01/04/05      32,941,095
 35,000,000   Federal Home Loan Bank Discount Note                2.051     01/05/05      34,931,604
 29,000,000   Federal Home Loan Bank Discount Note                1.956     01/07/05      28,942,922
 27,243,000   Federal Home Loan Bank Discount Note                1.821     01/10/05      27,189,119
 30,000,000   Federal Home Loan Bank Discount Note                1.972     01/12/05      29,932,450
 20,000,000   Federal Home Loan Bank Discount Note                1.987     01/14/05      19,952,333
 40,000,000   Federal Home Loan Bank Discount Note                2.002     01/19/05      39,893,289
 25,000,000   Federal Home Loan Bank Discount Note                2.013     01/21/05      24,930,229
 13,749,000   Federal Home Loan Bank Discount Note                1.863     01/24/05      13,711,362
 35,000,000   Federal Home Loan Bank Discount Note                2.023     01/26/05      34,892,200
 30,000,000   Federal Home Loan Bank Discount Note                2.074     01/28/05      29,901,883
 26,000,000   Federal Home Loan Bank Discount Note                1.884     02/02/05      25,916,280
 20,000,000   Federal Home Loan Bank Discount Note                2.182     02/04/05      19,922,903
 45,700,000   Federal Home Loan Bank Discount Note                2.218     02/09/05      45,507,171
 35,000,000   Federal Home Loan Bank Discount Note                2.218     02/11/05      34,848,100
 20,736,000   Federal Home Loan Bank Discount Note                2.249     02/16/05      20,638,426
 16,327,000   Federal Home Loan Bank Discount Note                1.885     02/18/05      16,261,147
 20,000,000   Federal Home Loan Bank Discount Note                2.272     02/18/05      19,902,435

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                      HILLIARD-LYONS GOVERNMENT FUND, INC.
                       SCHEDULE OF INVESTMENTS - CONTINUED
                                   (UNAUDITED)
                                November 30, 2004

                                                                  Cash
 Principal                                                     Equivalent   Maturity
   Amount                                                         Yield       Date          Value
-----------                                                    ----------   --------   --------------
$16,550,000   Federal Home Loan Bank Discount Note                2.253 %   02/22/05   $   16,465,673
 20,000,000   Federal Home Loan Bank Discount Note                2.284     02/23/05       19,895,467
 20,000,000   Federal Home Loan Bank Discount Note                1.895     02/25/05       19,911,516
 28,878,000   Federal Home Loan Bank Discount Note                1.954     03/02/05       28,738,575
 32,000,000   Federal Home Loan Bank Discount Note                1.947     03/04/05       31,842,685
 32,000,000   Federal Home Loan Bank Discount Note                2.140     03/09/05       31,817,502
 20,000,000   Federal Home Loan Bank Discount Note                1.980     03/11/05       19,892,500
 26,000,000   Federal Home Loan Bank Discount Note                1.991     03/18/05       25,849,695
 25,000,000   Federal Home Loan Bank Discount Note                2.314     03/23/05       24,823,833
 25,000,000   Federal Home Loan Bank Discount Note                2.168     03/28/05       24,827,750
 31,000,000   Federal Home Loan Bank Discount Note                2.419     04/13/05       30,729,142
 17,000,000   Federal Home Loan Bank Discount Note                2.315     04/20/05       16,850,589
 29,000,000   Federal Home Loan Bank Discount Note                2.376     04/22/05       28,734,618
 23,803,000   Federal Home Loan Bank Discount Note                2.347     04/27/05       23,580,422
 35,000,000   Federal Home Loan Bank Discount Note                2.352     04/29/05       34,667,544
                                                                                       --------------
              TOTAL U. S. GOVERNMENT SPONSORED OBLIGATIONS
                 (at amortized cost -- $1,438,937,738)                                  1,438,937,738
                                                                                       --------------
              TOTAL INVESTMENTS (100.1%) (at amortized
                 cost -- $1,438,937,738***)                                            $1,438,937,738
                                                                                       ==============

* Obligations of U.S. Government sponsored entities are not issued nor guaranteed by the United States Treasury.

** The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

***  Also represents cost for federal income tax purposes.

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Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effectively designed, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     (a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hilliard-Lyons Government Fund, Inc.


By (Signature and Title)* /s/ Joseph C. Curry
                          ------------------------------------------------------
                          Joseph C. Curry, Jr., President
                          (principal executive officer)

Date 1-11-05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Dianna P. Wengler
                          ------------------------------------------------------
                          Dianna P. Wengler, Vice President and Treasurer (principal financial officer)

Date 1-11-05


By (Signature and Title)* /s/ Joseph C. Curry
                          ------------------------------------------------------
                          Joseph C. Curry, Jr., President
                          (principal executive officer)

Date 1-11-05

* Print the name and title of each signing officer under his or her signature.